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                       THE DIRECTOR VARIABLE ANNUITY (SERIES IV-V)
                                 SEPARATE ACCOUNT ONE
                       HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

      SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

RATINGS AGENCY     EFFECTIVE DATE OF RATING     RATING       BASIS OF RATING
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   Fitch                   9/19/02               AA       Claims paying ability



   THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-4117
33-56790